Employee Benefit Plan (Narrative) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Postemployment Benefits [Abstract]
Defined Contribution Plan, Employer Matching Contribution, Percent	90.00%
Defined Benefit Plan, Employee Contributions, Statutory Maximum Per Employee	$ 18,000	$ 18,000	$ 17,500
Defined Contribution Plan Participants Basic Contribution	100.00%
Employer matching contribution, percent	6.00%
Defined Contribution Plan, Requisite Service Period	90 days
Defined Benefit Plan, Contributions by Employer	$ 3,800,000	$ 4,000,000	$ 3,800,000